Leases - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024
Assets
Finance leases, included in property plant and equipment, net		$ 1,104
Operating leases, included in lease right-of-use assets, net		355	30	[1]
Total		1,459	30
Liabilities
Finance lease liability, current		280
Finance lease liability, non-current		664
Total finance lease liabilities		944
Operating lease liability, current	[2]	146	23
Operating lease liability, non-current		220
Total operating lease liabilities		366	23
Total lease liabilities		$ 1,310	$ 23

[1]	Recast
[2]	Includes sub-lease deposit of $13 thousand.